Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Current assets:
Cash and cash equivalents	$ 103,647	$ 17,609	$ 19,452
Accounts receivable, net	11,743	16,318	11,904
Other receivables	40	288	37
Prepaid expenses and other current assets	3,201	1,912	821
Total current assets	118,631	36,127	32,214
Property and equipment, net (note 4)	7,582	4,156	3,244
Goodwill	2,282
Other assets	388	1,572	14
Total assets	128,883	41,855	35,472
Current liabilities:
Accounts payable	3,345	1,945	1,589
Accrued liabilities (note 5)	3,341	3,062	1,943
Deferred revenue	34,926	32,984	24,175
Other current liabilities	535	727	630
Total current liabilities	42,147	38,718	28,337
Deferred revenue, net of current portion	5,058	5,206	934
Deferred rent expense, net of current portion	929	939	537
Warrants for redeemable convertible preferred stock, at estimated fair value (note 7)		1,604	925
Total liabilities	48,134	46,467	30,733
Commitments and contingencies
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		68,410	68,410
Stockholders' equity (deficit):
Preferred stock $0.0001 par value per share. At January 31, 2012 and 2013 and April 30, 2013 (unaudited) authorized zero, zero and 10,000,000, respectively; issued and outstanding, zero shares
Common stock, $0.0001 par value per share. At January 31, 2012 and 2013, and April 30, 2013 (unaudited) authorized, 50,000,000, 50,000,000 and 200,000,000 shares, respectively; issued and outstanding, 1,975,664, 2,398,895 and 23,923,986 shares, respectively;	3	1	1
Additional paid-in capital	162,071	2,503	1,079
Accumulated deficit	(81,319)	(75,529)	(64,749)
Accumulated other comprehensive (loss) income	(6)	3	(2)
Total stockholders' equity (deficit)	80,749	(73,022)	(63,671)
Total liabilities, redeemable convertible preferred stock and stockholder's equity (deficit)	128,883	41,855	35,472
Series E redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		19,882	19,882
Series D redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		15,803	15,803
Series A-1 redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		8,395	8,395
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		7,957	7,957
Series C redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		$ 16,373	$ 16,373